Vessels and other fixed assets, net and Advances for vessels under construction (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 09, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned		136
Gain (Loss) on Disposition of Property Plant Equipment		$ (18,313)	$ 43,287	$ 29,399
Asset Impairment Charges		$ 0	$ 0
Crested Eagle Vessel To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers			April 18, 2024
Stellar Eagle Vessel To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers			June 5, 2024
Big Bang Pantagruel Star Audrey Star Pyxis Star Paola Crowned Eagle Star Iris Star Hydrus Star Triumph Imperial Eagle And Diva [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers			December 31, 2024
Sale Of Eleven Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			$ 43,287
Sale Of Vessel Bittern [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 1,800
Star Omicron, Strange Attractor, Bittern, Puffin Bulker, Oriole, Star Canary, Star Georgia, Star Petrel, Star Owl, Star Danai, Star Nighthawk, Star Goal, Star Runner, Star Sandpiper and Star Emily [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers		during the year ended December 31, 2025
Sale of 15 Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		$ 18,313
Star Stonington [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers		February 2026
Five Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity DWT				82,000
Date Delivered to Star Bulk				April 2026 through September 2026
Three Kamsarmax Newbuidling Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity DWT		82,000
Date Delivered to Star Bulk		within the third quarter of 2026
Eight Newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Contractual Obligation		$ 206,626
Expected Delivery Date		April 2026 to September 2026
Eagle Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired	52
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned as collateral		116
Number of vessels owned		136
Debt Instrument, Collateral Amount		$ 2,537,146
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned		2
Debt Instrument, Collateral Amount		$ 37,476